COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

14. Commitments and Contingencies

Operating Leases

The Company leases buildings in Shrewsbury, Massachusetts and Bridgewater, New Jersey and equipment under operating lease agreements, expiring through 2017. In addition to rental expense, the Company is obligated to pay costs of insurance, taxes, repairs and maintenance pursuant to the terms of the leases. The rental payments include the minimum rentals plus common area maintenance charges. Some of the leases include renewal options. Rental expense under operating leases amounted to $334 and $331 for the three months ended March 31, 2015 and 2016, respectively.

At March 31, 2016, the Company had the following minimum lease commitments:

Year ending December 31:
2016	$872
2017	1,020
2018	121

$2,013

Capital Leases

The Company is the lessee of manufacturing equipment under a capital lease that began in January 2014 and expired in March 2016. The asset under this capital lease was recorded at the present value of the minimum lease payments, which amounted to $332 upon commencement and is depreciated over the term of the lease. Depreciation expense for assets under capital leases amounted to $26 for the three months ended March 31, 2015 and 2016 respectively. The carrying value of the asset at December 31, 2015 and March 31, 2016 was $26 and $0 respectively.

Licensing Agreement

Pursuant to a formation agreement, dated as of August 22, 2006 (the Formation Agreement), BioValve and BTI Technologies Inc. (BTI), a wholly owned subsidiary of BioValve, contributed to Valeritas, LLC all of their right, title and interest in and to all of the assets, properties and rights of BioValve and BTI to the extent related to BioValve’s drug delivery/medical device initiative, consisting of patents and equipment, hereafter referred to as the Device Assets (Device Assets).

On August 22, 2008, the Formation Agreement was amended and the Company agreed to pay BioValve an amount equal to 9% of any cash upfront license or signing fees and any cash development milestone payments received by the Company in connection with licenses or grants of third party rights to the use in development or commercialization of the Rapid Infuser Technology. In certain circumstances the Company would owe 10% of such payments received. As of December 31, 2015 March 31, 2016, no amounts were owed under this agreement. Although the Company believes the intellectual property rights around this technology have value, the technology licensed under this agreement is not used in the V-Go or any current products under development.

13. COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases buildings in Shrewsbury, Massachusetts and Bridgewater, New Jersey and equipment under operating lease agreements, expiring through 2017. In addition to rental expense, the Company is obligated to pay costs of insurance, taxes, repairs and maintenance pursuant to the terms of the leases. The rental payments include the minimum rentals plus common area maintenance charges. Some of the leases include renewal options. Rental expense under operating leases amounted to $1,095 and $1,258 for the years ended December 31, 2014 and 2015, respectively.

At December 31, 2015, the Company had the following minimum lease commitments:

Year ending December 31:
2016	$1,161
2017	1,020
2018	121

$2,302

Capital Leases

The Company is the lessee of manufacturing equipment under a capital lease that began in January 2014 and expires in March 2016. The asset under this capital lease was recorded at the present value of the minimum lease payments, which amounted to $332 upon commencement and is depreciated over the term of the lease. Depreciation expense for assets under capital leases amounted to $153 for both years ended December 31, 2014 and 2015 respectively. The carrying value of the asset at December 31, 2014 and 2015 was $179 and $26 respectively.

Licensing Agreement

Pursuant to a formation agreement, dated as of August 22, 2006 (the Formation Agreement), BioValve and BTI Technologies Inc. (BTI), a wholly owned subsidiary of BioValve, contributed to Valeritas, LLC all of their right, title and interest in and to all of the assets, properties and rights of BioValve and BTI to the extent related to BioValve’s drug delivery/medical device initiative, consisting of patents and equipment, hereafter referred to as the Device Assets (Device Assets).

On August 22, 2008, the Formation Agreement was amended and the Company agreed to pay BioValve an amount equal to 9% of any cash upfront license or signing fees and any cash development milestone payments received by the Company in connection with licenses or grants of third party rights to the use in development or commercialization of the Rapid Infuser Technology. In certain circumstances the Company would owe 10% of such payments received. As of December 31, 2014 and 2015, no amounts were owed under this agreement. Although the Company believes the intellectual property rights around this technology have value, the technology licensed under this agreement is not used in the V-Go or any current products under development.